Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent event
17.	Subsequent event

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that these consolidated financial statements were available to be issued, there was no subsequent event that required recognition or disclosure except the following:

On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.